Regulatory Assets and Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Regulatory Matters [Line Items]
Deferred income tax regulatory asset and liability	$ 127	$ 187
Regulatory assets	3,787	4,676
Regulatory liabilities	372	297
Deferred income tax recovery		867
Deferred Income Tax Regulatory Liability [Member]
Regulatory Matters [Line Items]
Regulatory liabilities	4	4
Deferred Income Tax Regulatory Liability [Member] | Hydro One Networks [Member]
Regulatory Matters [Line Items]
Regulatory liabilities		310
Deferred Tax Asset Sharing [Member]
Regulatory Matters [Line Items]
Regulatory assets	204	204
Deferred Tax Asset Sharing [Member] | Hydro One Networks [Member] | Distribution [Member]
Regulatory Matters [Line Items]
Regulatory assets	74	70	$ 58
Deferred Tax Asset Sharing [Member] | Hydro One Networks [Member] | Transmission [Member]
Regulatory Matters [Line Items]
Regulatory assets	130	134	$ 118
Deferred Income Tax Regulatory Asset [Member]
Regulatory Matters [Line Items]
Regulatory assets	2,509	2,343
Deferred Income Tax Regulatory Asset [Member] | Hydro One Networks [Member] | Distribution [Member]
Regulatory Matters [Line Items]
Regulatory assets		504
Deferred Income Tax Regulatory Asset [Member] | Hydro One Networks [Member] | Transmission [Member]
Regulatory Matters [Line Items]
Regulatory assets		673
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Regulatory assets	713	1,660
Increase (decrease) in other comprehensive income	1,017	470
Increase (decrease) to OM&A expenses	132	89
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Increase (decrease) to OM&A expenses	18	12
Increase (decrease) to regulatory assets	18	12
Environmental [Member]
Regulatory Matters [Line Items]
Increase (decrease) in amortization expense	(30)	(23)
Increase (decrease) in financing chargers	1	3
Stock-Based Compensation [Member]
Regulatory Matters [Line Items]
Regulatory assets	38	41
Increase (decrease) to OM&A expenses	(1)	1
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Regulatory assets	0	59
Increase (decrease) in other comprehensive income	94	46
Pension Cost Differential [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	$ 1	$ 1